Leases - Operating Lease Assets and Liabilities (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Operating lease assets	$ 11,787	$ 9,159
Operating lease liabilities, current portion	834	257
Operating lease liabilities, net of current portion	10,953	8,901
Land lease agreements [Member]
Property, Plant and Equipment [Line Items]
Operating lease assets	8,260	8,078
Operating lease liabilities, current portion	(166)	(182)
Operating lease liabilities, net of current portion	8,426	8,259
Office lease agreements [Member]
Property, Plant and Equipment [Line Items]
Operating lease assets	844	1,081
Operating lease liabilities, current portion	523	439
Operating lease liabilities, net of current portion	321	642
Liquid Barges leasing contract [Member]
Property, Plant and Equipment [Line Items]
Operating lease assets	2,683	0
Operating lease liabilities, current portion	477	0
Operating lease liabilities, net of current portion	$ 2,206	$ 0